FINANCIAL ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Marketable securities	$ 498	$ 1,227
Restricted cash	189	214
Derivative assets	120	133
Loans and notes receivable	243	257
Other financial assets	89	148
Total current	1,139	1,979
Non-current
Marketable securities	2,748	2,682
Restricted cash	54	245
Derivative assets	290	507
Loans and notes receivable	6,702	5,500
Other financial assets	2,243	1,995
Total non-current	12,037	10,929
Loans and notes receivable	$ 5,844	$ 4,866